Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Document Period End Date	Jul. 31, 2024
C000022009 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Growth and Income Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 1)*	$50.55	0.96%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 50.55	[1]
Expense Ratio, Percent	0.96%	[1],[2]
Net Assets	$ 342,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$342M
Total number of portfolio holdings	150
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	24.2%
Insurance	8.4%
Oil & Gas	8.0%
Distribution/Wholesale	5.4%
Telecommunications	4.8%
Pharmaceuticals	4.8%
Food	3.9%
Miscellaneous Manufacturing	3.6%
Building Materials	3.5%
Electronics	2.5%
Mining	2.4%
Beverages	2.1%
Engineering & Construction	2.1%
Short-Term Investments	1.9%
Water	1.7%
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022010 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Growth and Income Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 2)*	$58.43	1.11%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 58.43	[3]
Expense Ratio, Percent	1.11%	[3],[4]
Net Assets	$ 342,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$342M
Total number of portfolio holdings	150
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	24.2%
Insurance	8.4%
Oil & Gas	8.0%
Distribution/Wholesale	5.4%
Telecommunications	4.8%
Pharmaceuticals	4.8%
Food	3.9%
Miscellaneous Manufacturing	3.6%
Building Materials	3.5%
Electronics	2.5%
Mining	2.4%
Beverages	2.1%
Engineering & Construction	2.1%
Short-Term Investments	1.9%
Water	1.7%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022011 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Growth and Income Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Growth and Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Growth and Income Portfolio (Class 3)*	$63.65	1.21%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 63.65	[5]
Expense Ratio, Percent	1.21%	[5],[6]
Net Assets	$ 342,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$342M
Total number of portfolio holdings	150
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	24.2%
Insurance	8.4%
Oil & Gas	8.0%
Distribution/Wholesale	5.4%
Telecommunications	4.8%
Pharmaceuticals	4.8%
Food	3.9%
Miscellaneous Manufacturing	3.6%
Building Materials	3.5%
Electronics	2.5%
Mining	2.4%
Beverages	2.1%
Engineering & Construction	2.1%
Short-Term Investments	1.9%
Water	1.7%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022018 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan Stanley International Equities Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 1)*	$44.02	0.85%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 44.02	[7]
Expense Ratio, Percent	0.85%	[7],[8]
Net Assets	$ 351,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$351M
Total number of portfolio holdings	64
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	9.3%
Insurance	7.2%
Beverages	6.3%
Oil & Gas	6.3%
Machinery-Diversified	6.2%
Software	6.0%
Banks	5.6%
Semiconductors	5.3%
Mining	4.7%
Electronics	4.2%
Commercial Services	4.1%
Entertainment	3.9%
Cosmetics/Personal Care	3.4%
Healthcare-Products	3.2%
Retail	3.0%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021957 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 1)*	$30.35	0.58%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 30.35	[9]
Expense Ratio, Percent	0.58%	[9],[10]
Net Assets	$ 989,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$989M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.8%
Pharmaceuticals	9.5%
Oil & Gas	8.1%
Retail	7.3%
Diversified Financial Services	7.3%
Semiconductors	5.7%
Insurance	5.3%
Transportation	4.8%
Electric	4.5%
Aerospace/Defense	4.3%
Chemicals	3.2%
Healthcare-Services	3.1%
Machinery-Diversified	3.0%
Food	2.4%
Computers	2.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021958 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 2)*	$38.18	0.73%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 38.18	[11]
Expense Ratio, Percent	0.73%	[11],[12]
Net Assets	$ 989,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$989M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.8%
Pharmaceuticals	9.5%
Oil & Gas	8.1%
Retail	7.3%
Diversified Financial Services	7.3%
Semiconductors	5.7%
Insurance	5.3%
Transportation	4.8%
Electric	4.5%
Aerospace/Defense	4.3%
Chemicals	3.2%
Healthcare-Services	3.1%
Machinery-Diversified	3.0%
Food	2.4%
Computers	2.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021959 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 3)*	$43.40	0.83%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 43.40	[13]
Expense Ratio, Percent	0.83%	[13],[14]
Net Assets	$ 989,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$989M
Total number of portfolio holdings	86
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.8%
Pharmaceuticals	9.5%
Oil & Gas	8.1%
Retail	7.3%
Diversified Financial Services	7.3%
Semiconductors	5.7%
Insurance	5.3%
Transportation	4.8%
Electric	4.5%
Aerospace/Defense	4.3%
Chemicals	3.2%
Healthcare-Services	3.1%
Machinery-Diversified	3.0%
Food	2.4%
Computers	2.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021966 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)*	$34.80	0.65%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 34.80	[15]
Expense Ratio, Percent	0.65%	[15],[16]
Net Assets	$ 438,000,000
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$438M
Total number of portfolio holdings	152
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.2%
Insurance	7.7%
Oil & Gas	6.0%
Healthcare-Products	4.5%
Retail	4.5%
Short-Term Investments	4.0%
Biotechnology	4.0%
REITS	4.0%
Pharmaceuticals	3.8%
Telecommunications	3.3%
Healthcare-Services	3.1%
Building Materials	3.1%
Computers	2.9%
Software	2.8%
Diversified Financial Services	2.7%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021967 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)*	$42.80	0.80%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 42.80	[17]
Expense Ratio, Percent	0.80%	[17],[18]
Net Assets	$ 438,000,000
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$438M
Total number of portfolio holdings	152
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.2%
Insurance	7.7%
Oil & Gas	6.0%
Healthcare-Products	4.5%
Retail	4.5%
Short-Term Investments	4.0%
Biotechnology	4.0%
REITS	4.0%
Pharmaceuticals	3.8%
Telecommunications	3.3%
Healthcare-Services	3.1%
Building Materials	3.1%
Computers	2.9%
Software	2.8%
Diversified Financial Services	2.7%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021968 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)*	$48.15	0.90%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 48.15	[19]
Expense Ratio, Percent	0.90%	[19],[20]
Net Assets	$ 438,000,000
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$438M
Total number of portfolio holdings	152
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	10.2%
Insurance	7.7%
Oil & Gas	6.0%
Healthcare-Products	4.5%
Retail	4.5%
Short-Term Investments	4.0%
Biotechnology	4.0%
REITS	4.0%
Pharmaceuticals	3.8%
Telecommunications	3.3%
Healthcare-Services	3.1%
Building Materials	3.1%
Computers	2.9%
Software	2.8%
Diversified Financial Services	2.7%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022021 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 1)*	$62.14	1.16%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 62.14	[21]
Expense Ratio, Percent	1.16%	[21],[22]
Net Assets	$ 192,000,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$192M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	20.6%
Semiconductors	19.7%
Internet	11.3%
Oil & Gas	7.5%
Computers	5.2%
Insurance	3.8%
Telecommunications	2.7%
Diversified Financial Services	2.3%
Auto Manufacturers	2.2%
Transportation	1.9%
Home Furnishings	1.5%
Food	1.5%
Mining	1.4%
Auto Parts & Equipment	1.4%
Engineering & Construction	1.4%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022022 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 2)*	$70.15	1.31%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 70.15	[23]
Expense Ratio, Percent	1.31%	[23],[24]
Net Assets	$ 192,000,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$192M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	20.6%
Semiconductors	19.7%
Internet	11.3%
Oil & Gas	7.5%
Computers	5.2%
Insurance	3.8%
Telecommunications	2.7%
Diversified Financial Services	2.3%
Auto Manufacturers	2.2%
Transportation	1.9%
Home Furnishings	1.5%
Food	1.5%
Mining	1.4%
Auto Parts & Equipment	1.4%
Engineering & Construction	1.4%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022023 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 3)*	$75.46	1.41%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 75.46	[25]
Expense Ratio, Percent	1.41%	[25],[26]
Net Assets	$ 192,000,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$192M
Total number of portfolio holdings	144
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	20.6%
Semiconductors	19.7%
Internet	11.3%
Oil & Gas	7.5%
Computers	5.2%
Insurance	3.8%
Telecommunications	2.7%
Diversified Financial Services	2.3%
Auto Manufacturers	2.2%
Transportation	1.9%
Home Furnishings	1.5%
Food	1.5%
Mining	1.4%
Auto Parts & Equipment	1.4%
Engineering & Construction	1.4%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022029 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 1)*	$26.66	0.53%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 26.66	[27]
Expense Ratio, Percent	0.53%	[27],[28]
Net Assets	$ 1,790,000,000
Holdings Count | Holding	1,728
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,790M
Total number of portfolio holdings	1,728
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022030 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 2)*	$34.19	0.68%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 34.19	[29]
Expense Ratio, Percent	0.68%	[29],[30]
Net Assets	$ 1,790,000,000
Holdings Count | Holding	1,728
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,790M
Total number of portfolio holdings	1,728
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022031 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 3)*	$39.22	0.78%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 39.22	[31]
Expense Ratio, Percent	0.78%	[31],[32]
Net Assets	$ 1,790,000,000
Holdings Count | Holding	1,728
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,790M
Total number of portfolio holdings	1,728
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021981 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Blue Chip Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 1)*	$37.39	0.69%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 37.39	[33]
Expense Ratio, Percent	0.69%	[33],[34]
Net Assets	$ 670,000,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	74
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	22.3%
Software	18.1%
Semiconductors	17.7%
Computers	13.0%
Pharmaceuticals	6.0%
Diversified Financial Services	4.0%
Retail	2.8%
Building Materials	1.7%
Commercial Services	1.6%
Apparel	1.5%
Healthcare-Services	1.3%
Insurance	1.2%
Auto Manufacturers	1.2%
Household Products/Wares	1.1%
Banks	1.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021982 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Blue Chip Growth Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 2)*	$45.52	0.84%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 45.52	[35]
Expense Ratio, Percent	0.84%	[35],[36]
Net Assets	$ 670,000,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	74
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	22.3%
Software	18.1%
Semiconductors	17.7%
Computers	13.0%
Pharmaceuticals	6.0%
Diversified Financial Services	4.0%
Retail	2.8%
Building Materials	1.7%
Commercial Services	1.6%
Apparel	1.5%
Healthcare-Services	1.3%
Insurance	1.2%
Auto Manufacturers	1.2%
Household Products/Wares	1.1%
Banks	1.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021983 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Blue Chip Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Blue Chip Growth Portfolio (Class 3)*	$50.91	0.94%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 50.91	[37]
Expense Ratio, Percent	0.94%	[37],[38]
Net Assets	$ 670,000,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$670M
Total number of portfolio holdings	74
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	22.3%
Software	18.1%
Semiconductors	17.7%
Computers	13.0%
Pharmaceuticals	6.0%
Diversified Financial Services	4.0%
Retail	2.8%
Building Materials	1.7%
Commercial Services	1.6%
Apparel	1.5%
Healthcare-Services	1.3%
Insurance	1.2%
Auto Manufacturers	1.2%
Household Products/Wares	1.1%
Banks	1.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021990 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Small Company Value Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 1)*	$50.23	0.93%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 50.23	[39]
Expense Ratio, Percent	0.93%	[39],[40]
Net Assets	$ 314,000,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	91
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	16.8%
Electronics	6.2%
Machinery-Diversified	5.7%
Insurance	5.3%
Commercial Services	4.9%
Chemicals	4.3%
Aerospace/Defense	4.0%
REITS	3.7%
Lodging	3.5%
Software	3.4%
Retail	3.3%
Oil & Gas	2.8%
Diversified Financial Services	2.7%
Home Builders	2.7%
Engineering & Construction	2.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021991 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Small Company Value Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 3)*	$63.69	1.18%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 63.69	[41]
Expense Ratio, Percent	1.18%	[41],[42]
Net Assets	$ 314,000,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	91
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	16.8%
Electronics	6.2%
Machinery-Diversified	5.7%
Insurance	5.3%
Commercial Services	4.9%
Chemicals	4.3%
Aerospace/Defense	4.0%
REITS	3.7%
Lodging	3.5%
Software	3.4%
Retail	3.3%
Oil & Gas	2.8%
Diversified Financial Services	2.7%
Home Builders	2.7%
Engineering & Construction	2.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022001 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 1)*	$42.22	0.79%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 42.22	[43]
Expense Ratio, Percent	0.79%	[43],[44]
Net Assets	$ 433,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$433M
Total number of portfolio holdings	40
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	21.9%
Semiconductors	18.5%
Software	15.0%
Computers	6.5%
Diversified Financial Services	6.2%
Pharmaceuticals	5.8%
Biotechnology	4.5%
Aerospace/Defense	2.5%
Healthcare-Services	2.3%
Healthcare-Products	2.1%
Real Estate	1.7%
Chemicals	1.7%
Private Equity	1.7%
Insurance	1.6%
REITS	1.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022002 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 2)*	$50.21	0.94%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 50.21	[45]
Expense Ratio, Percent	0.94%	[45],[46]
Net Assets	$ 433,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$433M
Total number of portfolio holdings	40
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	21.9%
Semiconductors	18.5%
Software	15.0%
Computers	6.5%
Diversified Financial Services	6.2%
Pharmaceuticals	5.8%
Biotechnology	4.5%
Aerospace/Defense	2.5%
Healthcare-Services	2.3%
Healthcare-Products	2.1%
Real Estate	1.7%
Chemicals	1.7%
Private Equity	1.7%
Insurance	1.6%
REITS	1.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022003 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 3)*	$55.56	1.04%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 55.56	[47]
Expense Ratio, Percent	1.04%	[47],[48]
Net Assets	$ 433,000,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$433M
Total number of portfolio holdings	40
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	21.9%
Semiconductors	18.5%
Software	15.0%
Computers	6.5%
Diversified Financial Services	6.2%
Pharmaceuticals	5.8%
Biotechnology	4.5%
Aerospace/Defense	2.5%
Healthcare-Services	2.3%
Healthcare-Products	2.1%
Real Estate	1.7%
Chemicals	1.7%
Private Equity	1.7%
Insurance	1.6%
REITS	1.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021963 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)*	$37.22	0.70%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 37.22	[49]
Expense Ratio, Percent	0.70%	[49],[50]
Net Assets	$ 1,261,000,000
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,261M
Total number of portfolio holdings	238
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	17.3%
Pharmaceuticals	9.3%
Oil & Gas	7.4%
Insurance	6.5%
Retail	5.3%
Diversified Financial Services	4.7%
Electric	4.1%
Healthcare-Services	4.0%
Telecommunications	3.5%
Aerospace/Defense	3.2%
Computers	2.8%
Agriculture	2.8%
Food	2.1%
Auto Manufacturers	2.0%
Home Builders	1.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021964 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)*	$45.17	0.85%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 45.17	[51]
Expense Ratio, Percent	0.85%	[51],[52]
Net Assets	$ 1,261,000,000
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,261M
Total number of portfolio holdings	238
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	17.3%
Pharmaceuticals	9.3%
Oil & Gas	7.4%
Insurance	6.5%
Retail	5.3%
Diversified Financial Services	4.7%
Electric	4.1%
Healthcare-Services	4.0%
Telecommunications	3.5%
Aerospace/Defense	3.2%
Computers	2.8%
Agriculture	2.8%
Food	2.1%
Auto Manufacturers	2.0%
Home Builders	1.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021965 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)*	$50.48	0.95%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 50.48	[53]
Expense Ratio, Percent	0.95%	[53],[54]
Net Assets	$ 1,261,000,000
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,261M
Total number of portfolio holdings	238
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	17.3%
Pharmaceuticals	9.3%
Oil & Gas	7.4%
Insurance	6.5%
Retail	5.3%
Diversified Financial Services	4.7%
Electric	4.1%
Healthcare-Services	4.0%
Telecommunications	3.5%
Aerospace/Defense	3.2%
Computers	2.8%
Agriculture	2.8%
Food	2.1%
Auto Manufacturers	2.0%
Home Builders	1.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021975 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 1)*	$35.64	0.67%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 35.64	[55]
Expense Ratio, Percent	0.67%	[55],[56]
Net Assets	$ 875,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$875M
Total number of portfolio holdings	64
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	13.8%
Semiconductors	11.7%
Internet	9.9%
Banks	6.1%
Pharmaceuticals	5.8%
Computers	5.6%
Diversified Financial Services	4.7%
Retail	3.8%
Oil & Gas	3.7%
Healthcare-Products	3.6%
Electronics	3.5%
Insurance	3.3%
Electric	2.4%
Cosmetics/Personal Care	2.4%
Aerospace/Defense	2.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021976 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 2)*	$43.60	0.82%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 43.60	[57]
Expense Ratio, Percent	0.82%	[57],[58]
Net Assets	$ 875,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$875M
Total number of portfolio holdings	64
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	13.8%
Semiconductors	11.7%
Internet	9.9%
Banks	6.1%
Pharmaceuticals	5.8%
Computers	5.6%
Diversified Financial Services	4.7%
Retail	3.8%
Oil & Gas	3.7%
Healthcare-Products	3.6%
Electronics	3.5%
Insurance	3.3%
Electric	2.4%
Cosmetics/Personal Care	2.4%
Aerospace/Defense	2.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021977 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 3)*	$48.89	0.92%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 48.89	[59]
Expense Ratio, Percent	0.92%	[59],[60]
Net Assets	$ 875,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$875M
Total number of portfolio holdings	64
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	13.8%
Semiconductors	11.7%
Internet	9.9%
Banks	6.1%
Pharmaceuticals	5.8%
Computers	5.6%
Diversified Financial Services	4.7%
Retail	3.8%
Oil & Gas	3.7%
Healthcare-Products	3.6%
Electronics	3.5%
Insurance	3.3%
Electric	2.4%
Cosmetics/Personal Care	2.4%
Aerospace/Defense	2.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021987 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Real Estate Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)*	$42.75	0.82%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 42.75	[61]
Expense Ratio, Percent	0.82%	[61],[62]
Net Assets	$ 267,000,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$267M
Total number of portfolio holdings	33
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Warehouse/Industrial REITS	19.6%
Diversified REITS	16.6%
Apartment REITS	14.3%
Health Care REITS	12.4%
Storage REITS	10.1%
Shopping Centers REITS	7.2%
Single Tenant REITS	6.8%
Manufactured Homes REITS	3.4%
Hotel REITS	3.2%
Regional Malls REITS	2.5%
Real Estate	1.6%
Office Property REITS	1.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021988 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM®Real Estate Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)*	$50.55	0.97%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 50.55	[63]
Expense Ratio, Percent	0.97%	[63],[64]
Net Assets	$ 267,000,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$267M
Total number of portfolio holdings	33
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Warehouse/Industrial REITS	19.6%
Diversified REITS	16.6%
Apartment REITS	14.3%
Health Care REITS	12.4%
Storage REITS	10.1%
Shopping Centers REITS	7.2%
Single Tenant REITS	6.8%
Manufactured Homes REITS	3.4%
Hotel REITS	3.2%
Regional Malls REITS	2.5%
Real Estate	1.6%
Office Property REITS	1.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021989 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Real Estate Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)*	$55.77	1.07%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 55.77	[65]
Expense Ratio, Percent	1.07%	[65],[66]
Net Assets	$ 267,000,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$267M
Total number of portfolio holdings	33
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Warehouse/Industrial REITS	19.6%
Diversified REITS	16.6%
Apartment REITS	14.3%
Health Care REITS	12.4%
Storage REITS	10.1%
Shopping Centers REITS	7.2%
Single Tenant REITS	6.8%
Manufactured Homes REITS	3.4%
Hotel REITS	3.2%
Regional Malls REITS	2.5%
Real Estate	1.6%
Office Property REITS	1.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021953 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)*	$26.73	0.53%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 26.73	[67]
Expense Ratio, Percent	0.53%	[67],[68]
Net Assets	$ 348,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$348M
Total number of portfolio holdings	185
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	80%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021954 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)*	$34.26	0.68%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 34.26	[69]
Expense Ratio, Percent	0.68%	[69],[70]
Net Assets	$ 348,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$348M
Total number of portfolio holdings	185
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	80%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021955 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)*	$39.31	0.78%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 39.31	[71]
Expense Ratio, Percent	0.78%	[71],[72]
Net Assets	$ 348,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$348M
Total number of portfolio holdings	185
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	80%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021960 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 1)*	$38.15	0.71%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 38.15	[73]
Expense Ratio, Percent	0.71%	[73],[74]
Net Assets	$ 482,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$482M
Total number of portfolio holdings	51
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	12.3%
Software	12.3%
Internet	10.5%
Computers	8.7%
Retail	6.2%
Diversified Financial Services	5.8%
Banks	5.1%
Building Materials	4.4%
Biotechnology	4.1%
Healthcare-Products	3.3%
Pharmaceuticals	3.2%
Electric	3.2%
Aerospace/Defense	3.0%
Healthcare-Services	2.7%
Oil & Gas	2.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021961 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 2)*	$46.19	0.86%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 46.19	[75]
Expense Ratio, Percent	0.86%	[75],[76]
Net Assets	$ 482,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$482M
Total number of portfolio holdings	51
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	12.3%
Software	12.3%
Internet	10.5%
Computers	8.7%
Retail	6.2%
Diversified Financial Services	5.8%
Banks	5.1%
Building Materials	4.4%
Biotechnology	4.1%
Healthcare-Products	3.3%
Pharmaceuticals	3.2%
Electric	3.2%
Aerospace/Defense	3.0%
Healthcare-Services	2.7%
Oil & Gas	2.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021962 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 3)*	$51.55	0.96%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 51.55	[77]
Expense Ratio, Percent	0.96%	[77],[78]
Net Assets	$ 482,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$482M
Total number of portfolio holdings	51
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	12.3%
Software	12.3%
Internet	10.5%
Computers	8.7%
Retail	6.2%
Diversified Financial Services	5.8%
Banks	5.1%
Building Materials	4.4%
Biotechnology	4.1%
Healthcare-Products	3.3%
Pharmaceuticals	3.2%
Electric	3.2%
Aerospace/Defense	3.0%
Healthcare-Services	2.7%
Oil & Gas	2.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021969 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 1)*	$33.15	0.63%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 33.15	[79]
Expense Ratio, Percent	0.63%	[79],[80]
Net Assets	$ 1,789,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 5,500,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,789M
Total number of portfolio holdings	51
Total net advisory fee paid	$5.5M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	20.1%
Semiconductors	16.4%
Software	14.9%
Retail	9.2%
Healthcare-Products	5.7%
Pharmaceuticals	4.5%
Diversified Financial Services	4.2%
Telecommunications	4.0%
Biotechnology	3.7%
Beverages	3.3%
Distribution/Wholesale	2.2%
Healthcare-Services	1.8%
Commercial Services	1.7%
Chemicals	1.5%
Machinery-Diversified	1.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021970 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 2)*	$41.02	0.78%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 41.02	[81]
Expense Ratio, Percent	0.78%	[81],[82]
Net Assets	$ 1,789,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 5,500,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,789M
Total number of portfolio holdings	51
Total net advisory fee paid	$5.5M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	20.1%
Semiconductors	16.4%
Software	14.9%
Retail	9.2%
Healthcare-Products	5.7%
Pharmaceuticals	4.5%
Diversified Financial Services	4.2%
Telecommunications	4.0%
Biotechnology	3.7%
Beverages	3.3%
Distribution/Wholesale	2.2%
Healthcare-Services	1.8%
Commercial Services	1.7%
Chemicals	1.5%
Machinery-Diversified	1.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021971 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 3)*	$46.27	0.88%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 46.27	[83]
Expense Ratio, Percent	0.88%	[83],[84]
Net Assets	$ 1,789,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 5,500,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,789M
Total number of portfolio holdings	51
Total net advisory fee paid	$5.5M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	20.1%
Semiconductors	16.4%
Software	14.9%
Retail	9.2%
Healthcare-Products	5.7%
Pharmaceuticals	4.5%
Diversified Financial Services	4.2%
Telecommunications	4.0%
Biotechnology	3.7%
Beverages	3.3%
Distribution/Wholesale	2.2%
Healthcare-Services	1.8%
Commercial Services	1.7%
Chemicals	1.5%
Machinery-Diversified	1.4%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169131 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Allocation Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 1)*	$13.06	0.25%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 13.06	[85]
Expense Ratio, Percent	0.25%	[85],[86]
Net Assets	$ 8,437,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 8,700,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,437M
Total number of portfolio holdings	65
Total net advisory fee paid	$8.7M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109363 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Allocation Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 3)*	$26.09	0.50%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 26.09	[87]
Expense Ratio, Percent	0.50%	[87],[88]
Net Assets	$ 8,437,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 8,700,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,437M
Total number of portfolio holdings	65
Total net advisory fee paid	$8.7M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199999 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 90/10 Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 1)*	$6.82	0.13%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 6.82	[89]
Expense Ratio, Percent	0.13%	[89],[90]
Net Assets	$ 385,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$385M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000200000 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 90/10 Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 3)*	$19.93	0.38%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 19.93	[91]
Expense Ratio, Percent	0.38%	[91],[92]
Net Assets	$ 385,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$385M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222243 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock Multi-Factor 70/30 Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)*	$17.12	0.33%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 17.12	[93]
Expense Ratio, Percent	0.33%	[93],[94]
Net Assets	$ 105,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	13
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000222244 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock Multi-Factor 70/30 Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)*	$30.06	0.58%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 30.06	[95]
Expense Ratio, Percent	0.58%	[95],[96]
Net Assets	$ 105,000,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$105M
Total number of portfolio holdings	13
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022019 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan Stanley International Equities Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 2)*	$51.77	1.00%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 51.77	[97]
Expense Ratio, Percent	1.00%	[97],[98]
Net Assets	$ 351,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$351M
Total number of portfolio holdings	64
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	9.3%
Insurance	7.2%
Beverages	6.3%
Oil & Gas	6.3%
Machinery-Diversified	6.2%
Software	6.0%
Banks	5.6%
Semiconductors	5.3%
Mining	4.7%
Electronics	4.2%
Commercial Services	4.1%
Entertainment	3.9%
Cosmetics/Personal Care	3.4%
Healthcare-Products	3.2%
Retail	3.0%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022020 [Member]
Shareholder Report [Line Items]
Fund Name	SA Morgan Stanley International Equities Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Morgan Stanley International Equities Portfolio (Class 3)*	$56.92	1.10%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 56.92	[99]
Expense Ratio, Percent	1.10%	[99],[100]
Net Assets	$ 351,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$351M
Total number of portfolio holdings	64
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	9.3%
Insurance	7.2%
Beverages	6.3%
Oil & Gas	6.3%
Machinery-Diversified	6.2%
Software	6.0%
Banks	5.6%
Semiconductors	5.3%
Mining	4.7%
Electronics	4.2%
Commercial Services	4.1%
Entertainment	3.9%
Cosmetics/Personal Care	3.4%
Healthcare-Products	3.2%
Retail	3.0%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022026 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 1)*	$35.92	0.71%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 35.92	[101]
Expense Ratio, Percent	0.71%	[101],[102]
Net Assets	$ 259,000,000
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$259M
Total number of portfolio holdings	257
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
Oil & Gas	8.2%
Diversified Financial Services	7.1%
Commercial Services	6.8%
Pipelines	6.3%
Telecommunications	5.4%
Retail	5.4%
Media	5.3%
Electric	4.3%
Leisure Time	3.8%
Software	3.0%
REITS	2.9%
Airlines	2.9%
Lodging	2.8%
Packaging & Containers	2.5%
Computers	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022027 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 2)*	$43.51	0.86%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 43.51	[103]
Expense Ratio, Percent	0.86%	[103],[104]
Net Assets	$ 259,000,000
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$259M
Total number of portfolio holdings	257
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
Oil & Gas	8.2%
Diversified Financial Services	7.1%
Commercial Services	6.8%
Pipelines	6.3%
Telecommunications	5.4%
Retail	5.4%
Media	5.3%
Electric	4.3%
Leisure Time	3.8%
Software	3.0%
REITS	2.9%
Airlines	2.9%
Lodging	2.8%
Packaging & Containers	2.5%
Computers	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022028 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 3)*	$48.57	0.96%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 48.57	[105]
Expense Ratio, Percent	0.96%	[105],[106]
Net Assets	$ 259,000,000
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$259M
Total number of portfolio holdings	257
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
Oil & Gas	8.2%
Diversified Financial Services	7.1%
Commercial Services	6.8%
Pipelines	6.3%
Telecommunications	5.4%
Retail	5.4%
Media	5.3%
Electric	4.3%
Leisure Time	3.8%
Software	3.0%
REITS	2.9%
Airlines	2.9%
Lodging	2.8%
Packaging & Containers	2.5%
Computers	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021956 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Index Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 1)*	$13.87	0.26%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 13.87	[107]
Expense Ratio, Percent	0.26%	[107],[108]
Net Assets	$ 3,318,000,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,700,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,318M
Total number of portfolio holdings	508
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	11.6%
Semiconductors	11.1%
Software	10.4%
Computers	8.4%
Pharmaceuticals	5.1%
Retail	4.5%
Banks	4.1%
Insurance	3.8%
Diversified Financial Services	3.4%
Healthcare-Products	3.2%
Oil & Gas	3.0%
Electric	2.2%
REITS	2.1%
Healthcare-Services	2.0%
Aerospace/Defense	1.8%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000183180 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Index Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 3)*	$27.20	0.51%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 27.20	[109]
Expense Ratio, Percent	0.51%	[109],[110]
Net Assets	$ 3,318,000,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 3,700,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,318M
Total number of portfolio holdings	508
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	11.6%
Semiconductors	11.1%
Software	10.4%
Computers	8.4%
Pharmaceuticals	5.1%
Retail	4.5%
Banks	4.1%
Insurance	3.8%
Diversified Financial Services	3.4%
Healthcare-Products	3.2%
Oil & Gas	3.0%
Electric	2.2%
REITS	2.1%
Healthcare-Services	2.0%
Aerospace/Defense	1.8%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109739 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 1)*	$42.92	0.83%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 42.92	[111]
Expense Ratio, Percent	0.83%	[111],[112]
Net Assets	$ 469,000,000
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$469M
Total number of portfolio holdings	275
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	11.4%
Insurance	11.0%
Auto Manufacturers	6.8%
Telecommunications	6.7%
Food	6.6%
Chemicals	5.3%
Mining	4.5%
Electric	4.2%
Retail	3.5%
Oil & Gas	3.3%
Building Materials	3.2%
Transportation	3.1%
Commercial Services	3.0%
Auto Parts & Equipment	2.8%
Real Estate	2.4%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022024 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 2)*	$50.66	0.98%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 50.66	[113]
Expense Ratio, Percent	0.98%	[113],[114]
Net Assets	$ 469,000,000
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$469M
Total number of portfolio holdings	275
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	11.4%
Insurance	11.0%
Auto Manufacturers	6.8%
Telecommunications	6.7%
Food	6.6%
Chemicals	5.3%
Mining	4.5%
Electric	4.2%
Retail	3.5%
Oil & Gas	3.3%
Building Materials	3.2%
Transportation	3.1%
Commercial Services	3.0%
Auto Parts & Equipment	2.8%
Real Estate	2.4%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022025 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 3)*	$55.82	1.08%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 55.82	[115]
Expense Ratio, Percent	1.08%	[115],[116]
Net Assets	$ 469,000,000
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$469M
Total number of portfolio holdings	275
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Pharmaceuticals	11.4%
Insurance	11.0%
Auto Manufacturers	6.8%
Telecommunications	6.7%
Food	6.6%
Chemicals	5.3%
Mining	4.5%
Electric	4.2%
Retail	3.5%
Oil & Gas	3.3%
Building Materials	3.2%
Transportation	3.1%
Commercial Services	3.0%
Auto Parts & Equipment	2.8%
Real Estate	2.4%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022035 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 1)*	$36.75	0.71%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 36.75	[117]
Expense Ratio, Percent	0.71%	[117],[118]
Net Assets	$ 504,000,000
Holdings Count | Holding	838
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$504M
Total number of portfolio holdings	838
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	19.8%
Banks	11.3%
Pharmaceuticals	6.9%
Insurance	4.8%
Electric	4.6%
Oil & Gas	4.4%
Collateralized Mortgage Obligations	4.1%
Diversified Financial Services	3.5%
Building Materials	3.5%
Software	3.4%
Short-Term Investments	2.8%
Chemicals	2.3%
Semiconductors	2.2%
Media	2.1%
Agriculture	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022036 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 2)*	$44.50	0.86%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 44.50	[119]
Expense Ratio, Percent	0.86%	[119],[120]
Net Assets	$ 504,000,000
Holdings Count | Holding	838
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$504M
Total number of portfolio holdings	838
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	19.8%
Banks	11.3%
Pharmaceuticals	6.9%
Insurance	4.8%
Electric	4.6%
Oil & Gas	4.4%
Collateralized Mortgage Obligations	4.1%
Diversified Financial Services	3.5%
Building Materials	3.5%
Software	3.4%
Short-Term Investments	2.8%
Chemicals	2.3%
Semiconductors	2.2%
Media	2.1%
Agriculture	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022037 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 3)*	$49.64	0.96%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 49.64	[121]
Expense Ratio, Percent	0.96%	[121],[122]
Net Assets	$ 504,000,000
Holdings Count | Holding	838
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$504M
Total number of portfolio holdings	838
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	19.8%
Banks	11.3%
Pharmaceuticals	6.9%
Insurance	4.8%
Electric	4.6%
Oil & Gas	4.4%
Collateralized Mortgage Obligations	4.1%
Diversified Financial Services	3.5%
Building Materials	3.5%
Software	3.4%
Short-Term Investments	2.8%
Chemicals	2.3%
Semiconductors	2.2%
Media	2.1%
Agriculture	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169135 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO VCPTacticalBalanced Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO VCP Tactical Balanced Portfolio (Class 1)*	$60.98	1.17%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 60.98	[123]
Expense Ratio, Percent	1.17%	[123],[124]
Net Assets	$ 951,000,000
Holdings Count | Holding	578
Advisory Fees Paid, Amount	$ 4,000,000.0
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$951M
Total number of portfolio holdings	578
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	127%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000125868 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO VCPTacticalBalanced Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO VCP Tactical Balanced Portfolio (Class 3)*	$73.93	1.42%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 73.93	[125]
Expense Ratio, Percent	1.42%	[125],[126]
Net Assets	$ 951,000,000
Holdings Count | Holding	578
Advisory Fees Paid, Amount	$ 4,000,000.0
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$951M
Total number of portfolio holdings	578
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	127%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199991 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Value Index Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 1)*	$18.30	0.35%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 18.30	[127]
Expense Ratio, Percent	0.35%	[127],[128]
Net Assets	$ 513,000,000
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	441
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	9.4%
Insurance	7.5%
Pharmaceuticals	7.2%
Retail	6.5%
Oil & Gas	5.4%
Healthcare-Products	5.2%
Electric	4.8%
Diversified Financial Services	4.1%
REITS	4.0%
Healthcare-Services	3.3%
Telecommunications	3.2%
Aerospace/Defense	3.1%
Semiconductors	3.0%
Biotechnology	2.4%
Computers	2.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199992 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Value Index Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 3)*	$31.35	0.60%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 31.35	[129]
Expense Ratio, Percent	0.60%	[129],[130]
Net Assets	$ 513,000,000
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	441
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	9.4%
Insurance	7.5%
Pharmaceuticals	7.2%
Retail	6.5%
Oil & Gas	5.4%
Healthcare-Products	5.2%
Electric	4.8%
Diversified Financial Services	4.1%
REITS	4.0%
Healthcare-Services	3.3%
Telecommunications	3.2%
Aerospace/Defense	3.1%
Semiconductors	3.0%
Biotechnology	2.4%
Computers	2.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199998 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 75/25 Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 1)*	$9.38	0.18%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 9.38	[131]
Expense Ratio, Percent	0.18%	[131],[132]
Net Assets	$ 106,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$106M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199997 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 75/25 Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 3)*	$22.40	0.43%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 22.40	[133]
Expense Ratio, Percent	0.43%	[133],[134]
Net Assets	$ 106,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$106M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000214976 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Core Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)*	$30.64	0.57%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 30.64	[135]
Expense Ratio, Percent	0.57%	[135],[136]
Net Assets	$ 163,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$163M
Total number of portfolio holdings	185
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	13.1%
Software	11.7%
Semiconductors	11.5%
Computers	8.0%
Diversified Financial Services	5.1%
Pharmaceuticals	4.2%
Retail	4.2%
Oil & Gas	3.9%
Insurance	3.4%
Banks	3.1%
Auto Manufacturers	2.6%
REITS	2.6%
Biotechnology	2.4%
Building Materials	2.3%
Healthcare-Products	2.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000214975 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Core Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)*	$44.05	0.82%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 44.05	[137]
Expense Ratio, Percent	0.82%	[137],[138]
Net Assets	$ 163,000,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$163M
Total number of portfolio holdings	185
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	13.1%
Software	11.7%
Semiconductors	11.5%
Computers	8.0%
Diversified Financial Services	5.1%
Pharmaceuticals	4.2%
Retail	4.2%
Oil & Gas	3.9%
Insurance	3.4%
Banks	3.1%
Auto Manufacturers	2.6%
REITS	2.6%
Biotechnology	2.4%
Building Materials	2.3%
Healthcare-Products	2.1%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022012 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Global Equities Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 1)*	$43.41	0.81%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 43.41	[139]
Expense Ratio, Percent	0.81%	[139],[140]
Net Assets	$ 338,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$338M
Total number of portfolio holdings	189
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	9.5%
Internet	9.3%
Banks	8.4%
Pharmaceuticals	7.5%
Software	7.4%
Computers	6.6%
Oil & Gas	4.6%
Retail	3.7%
Insurance	3.5%
Electric	3.4%
Diversified Financial Services	3.2%
REITS	2.6%
Healthcare-Services	2.6%
Food	2.4%
Beverages	1.9%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022013 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Global Equities Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 2)*	$51.42	0.96%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 51.42	[141]
Expense Ratio, Percent	0.96%	[141],[142]
Net Assets	$ 338,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$338M
Total number of portfolio holdings	189
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	9.5%
Internet	9.3%
Banks	8.4%
Pharmaceuticals	7.5%
Software	7.4%
Computers	6.6%
Oil & Gas	4.6%
Retail	3.7%
Insurance	3.5%
Electric	3.4%
Diversified Financial Services	3.2%
REITS	2.6%
Healthcare-Services	2.6%
Food	2.4%
Beverages	1.9%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022014 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Global Equities Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Global Equities Portfolio (Class 3)*	$56.77	1.06%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 56.77	[143]
Expense Ratio, Percent	1.06%	[143],[144]
Net Assets	$ 338,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$338M
Total number of portfolio holdings	189
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	9.5%
Internet	9.3%
Banks	8.4%
Pharmaceuticals	7.5%
Software	7.4%
Computers	6.6%
Oil & Gas	4.6%
Retail	3.7%
Insurance	3.5%
Electric	3.4%
Diversified Financial Services	3.2%
REITS	2.6%
Healthcare-Services	2.6%
Food	2.4%
Beverages	1.9%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177079 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 80/20 Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 1)*	$6.30	0.12%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 6.30	[145]
Expense Ratio, Percent	0.12%	[145],[146]
Net Assets	$ 532,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$532M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177080 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 80/20 Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 3)*	$19.43	0.37%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 19.43	[147]
Expense Ratio, Percent	0.37%	[147],[148]
Net Assets	$ 532,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$532M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021998 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 1)*	$41.87	0.79%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 41.87	[149]
Expense Ratio, Percent	0.79%	[149],[150]
Net Assets	$ 299,000,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$299M
Total number of portfolio holdings	126
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Healthcare-Products	10.7%
Software	8.4%
Semiconductors	6.5%
Retail	6.4%
Diversified Financial Services	6.2%
Biotechnology	5.7%
Building Materials	4.4%
Commercial Services	3.7%
Computers	3.6%
Electronics	3.6%
Healthcare-Services	3.3%
Engineering & Construction	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.6%
Home Builders	2.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021999 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 2)*	$49.82	0.94%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 49.82	[151]
Expense Ratio, Percent	0.94%	[151],[152]
Net Assets	$ 299,000,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$299M
Total number of portfolio holdings	126
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Healthcare-Products	10.7%
Software	8.4%
Semiconductors	6.5%
Retail	6.4%
Diversified Financial Services	6.2%
Biotechnology	5.7%
Building Materials	4.4%
Commercial Services	3.7%
Computers	3.6%
Electronics	3.6%
Healthcare-Services	3.3%
Engineering & Construction	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.6%
Home Builders	2.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022000 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 3)*	$55.10	1.04%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 55.10	[153]
Expense Ratio, Percent	1.04%	[153],[154]
Net Assets	$ 299,000,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$299M
Total number of portfolio holdings	126
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Healthcare-Products	10.7%
Software	8.4%
Semiconductors	6.5%
Retail	6.4%
Diversified Financial Services	6.2%
Biotechnology	5.7%
Building Materials	4.4%
Commercial Services	3.7%
Computers	3.6%
Electronics	3.6%
Healthcare-Services	3.3%
Engineering & Construction	2.9%
Oil & Gas	2.9%
Pharmaceuticals	2.6%
Home Builders	2.6%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177071 [Member]
Shareholder Report [Line Items]
Fund Name	SA International Index Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 1)*	$25.42	0.49%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 25.42	[155]
Expense Ratio, Percent	0.49%	[155],[156]
Net Assets	$ 768,000,000
Holdings Count | Holding	748
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$768M
Total number of portfolio holdings	748
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.1%
Pharmaceuticals	9.7%
Insurance	5.2%
Semiconductors	4.1%
Oil & Gas	4.0%
Food	3.7%
Auto Manufacturers	3.5%
Telecommunications	2.8%
Commercial Services	2.7%
Electric	2.7%
Chemicals	2.6%
Mining	2.3%
Retail	2.2%
Cosmetics/Personal Care	2.2%
Healthcare-Products	2.2%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177072 [Member]
Shareholder Report [Line Items]
Fund Name	SA International Index Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 3)*	$38.36	0.74%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 38.36	[157]
Expense Ratio, Percent	0.74%	[157],[158]
Net Assets	$ 768,000,000
Holdings Count | Holding	748
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$768M
Total number of portfolio holdings	748
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.1%
Pharmaceuticals	9.7%
Insurance	5.2%
Semiconductors	4.1%
Oil & Gas	4.0%
Food	3.7%
Auto Manufacturers	3.5%
Telecommunications	2.8%
Commercial Services	2.7%
Electric	2.7%
Chemicals	2.6%
Mining	2.3%
Retail	2.2%
Cosmetics/Personal Care	2.2%
Healthcare-Products	2.2%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021984 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated HermesCorporate Bond Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 1)*	$27.11	0.54%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 27.11	[159]
Expense Ratio, Percent	0.54%	[159],[160]
Net Assets	$ 1,473,000,000
Holdings Count | Holding	800
Advisory Fees Paid, Amount	$ 3,600,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,473M
Total number of portfolio holdings	800
Total net advisory fee paid	$3.6M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
Banks	17.4%
U.S. Government & Agency Obligations	5.5%
Pharmaceuticals	5.3%
Telecommunications	5.2%
Electric	5.1%
Media	4.4%
Oil & Gas	3.7%
Pipelines	3.3%
Software	3.1%
Beverages	2.8%
Commercial Services	2.7%
Electronics	2.6%
Healthcare-Products	2.6%
Diversified Financial Services	2.5%
REITS	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021985 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated HermesCorporate Bond Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 2)*	$34.64	0.69%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 34.64	[161]
Expense Ratio, Percent	0.69%	[161],[162]
Net Assets	$ 1,473,000,000
Holdings Count | Holding	800
Advisory Fees Paid, Amount	$ 3,600,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,473M
Total number of portfolio holdings	800
Total net advisory fee paid	$3.6M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
Banks	17.4%
U.S. Government & Agency Obligations	5.5%
Pharmaceuticals	5.3%
Telecommunications	5.2%
Electric	5.1%
Media	4.4%
Oil & Gas	3.7%
Pipelines	3.3%
Software	3.1%
Beverages	2.8%
Commercial Services	2.7%
Electronics	2.6%
Healthcare-Products	2.6%
Diversified Financial Services	2.5%
REITS	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021986 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated HermesCorporate Bond Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 3)*	$39.64	0.79%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 39.64	[163]
Expense Ratio, Percent	0.79%	[163],[164]
Net Assets	$ 1,473,000,000
Holdings Count | Holding	800
Advisory Fees Paid, Amount	$ 3,600,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,473M
Total number of portfolio holdings	800
Total net advisory fee paid	$3.6M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
Banks	17.4%
U.S. Government & Agency Obligations	5.5%
Pharmaceuticals	5.3%
Telecommunications	5.2%
Electric	5.1%
Media	4.4%
Oil & Gas	3.7%
Pipelines	3.3%
Software	3.1%
Beverages	2.8%
Commercial Services	2.7%
Electronics	2.6%
Healthcare-Products	2.6%
Diversified Financial Services	2.5%
REITS	2.5%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171603 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock VCPGlobal Multi Asset Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock VCP Global Multi Asset Portfolio (Class 1)*	$47.03	0.91%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 47.03	[165]
Expense Ratio, Percent	0.91%	[165],[166]
Net Assets	$ 701,000,000
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$701M
Total number of portfolio holdings	824
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	44.5%
Short-Term Investments	6.8%
Banks	4.5%
Semiconductors	3.9%
Pharmaceuticals	3.8%
Internet	3.5%
Software	3.0%
Computers	2.4%
Insurance	2.1%
Retail	1.6%
Oil & Gas	1.4%
Commercial Services	1.4%
Food	1.2%
Telecommunications	1.1%
Auto Manufacturers	1.0%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000164958 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock VCPGlobal Multi Asset Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock VCP Global Multi Asset Portfolio (Class 3)*	$59.93	1.16%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 59.93	[167]
Expense Ratio, Percent	1.16%	[167],[168]
Net Assets	$ 701,000,000
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$701M
Total number of portfolio holdings	824
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	44.5%
Short-Term Investments	6.8%
Banks	4.5%
Semiconductors	3.9%
Pharmaceuticals	3.8%
Internet	3.5%
Software	3.0%
Computers	2.4%
Insurance	2.1%
Retail	1.6%
Oil & Gas	1.4%
Commercial Services	1.4%
Food	1.2%
Telecommunications	1.1%
Auto Manufacturers	1.0%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022032 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 1)*	$35.70	0.69%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 35.70	[169]
Expense Ratio, Percent	0.69%	[169],[170]
Net Assets	$ 447,000,000
Holdings Count | Holding	1,685
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$447M
Total number of portfolio holdings	1,685
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.7%
U.S. Government & Agency Obligations	7.4%
Semiconductors	7.0%
Internet	6.0%
Unaffiliated Investment Companies	5.5%
Software	5.2%
Pharmaceuticals	3.8%
Electric	3.3%
Retail	3.2%
Oil & Gas	3.1%
Computers	2.9%
Diversified Financial Services	2.8%
Auto Loan Receivables	2.5%
Short-Term Investments	2.3%
Collateralized Mortgage Obligations	2.2%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022033 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 2)*	$43.43	0.84%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 43.43	[171]
Expense Ratio, Percent	0.84%	[171],[172]
Net Assets	$ 447,000,000
Holdings Count | Holding	1,685
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$447M
Total number of portfolio holdings	1,685
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.7%
U.S. Government & Agency Obligations	7.4%
Semiconductors	7.0%
Internet	6.0%
Unaffiliated Investment Companies	5.5%
Software	5.2%
Pharmaceuticals	3.8%
Electric	3.3%
Retail	3.2%
Oil & Gas	3.1%
Computers	2.9%
Diversified Financial Services	2.8%
Auto Loan Receivables	2.5%
Short-Term Investments	2.3%
Collateralized Mortgage Obligations	2.2%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022034 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 3)*	$48.59	0.94%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 48.59	[173]
Expense Ratio, Percent	0.94%	[173],[174]
Net Assets	$ 447,000,000
Holdings Count | Holding	1,685
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$447M
Total number of portfolio holdings	1,685
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.7%
U.S. Government & Agency Obligations	7.4%
Semiconductors	7.0%
Internet	6.0%
Unaffiliated Investment Companies	5.5%
Software	5.2%
Pharmaceuticals	3.8%
Electric	3.3%
Retail	3.2%
Oil & Gas	3.1%
Computers	2.9%
Diversified Financial Services	2.8%
Auto Loan Receivables	2.5%
Short-Term Investments	2.3%
Collateralized Mortgage Obligations	2.2%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000169132 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Strategy Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 1)*	$13.56	0.26%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 13.56	[175]
Expense Ratio, Percent	0.26%	[175],[176]
Net Assets	$ 5,421,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,800,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$5,421M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.8M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000115991 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Strategy Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 3)*	$26.59	0.51%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 26.59	[177]
Expense Ratio, Percent	0.51%	[177],[178]
Net Assets	$ 5,421,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,800,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$5,421M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.8M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171604 [Member]
Shareholder Report [Line Items]
Fund Name	SA Schroders VCPGlobal Allocation Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 1)*	$46.64	0.90%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 46.64	[179]
Expense Ratio, Percent	0.90%	[179],[180]
Net Assets	$ 465,000,000
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$465M
Total number of portfolio holdings	922
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
Banks	12.8%
Short-Term Investments	12.6%
REITS	5.3%
Semiconductors	4.8%
Pharmaceuticals	4.6%
Internet	4.6%
Software	4.5%
Oil & Gas	4.4%
Unaffiliated Investment Companies	4.1%
Telecommunications	3.1%
Diversified Financial Services	3.0%
Insurance	2.9%
Pipelines	2.3%
Retail	2.2%
Computers	1.9%
Country
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000164959 [Member]
Shareholder Report [Line Items]
Fund Name	SA Schroders VCPGlobal Allocation Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 3)*	$59.54	1.15%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 59.54	[181]
Expense Ratio, Percent	1.15%	[181],[182]
Net Assets	$ 465,000,000
Holdings Count | Holding	922
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$465M
Total number of portfolio holdings	922
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
Banks	12.8%
Short-Term Investments	12.6%
REITS	5.3%
Semiconductors	4.8%
Pharmaceuticals	4.6%
Internet	4.6%
Software	4.5%
Oil & Gas	4.4%
Unaffiliated Investment Companies	4.1%
Telecommunications	3.1%
Diversified Financial Services	3.0%
Insurance	2.9%
Pipelines	2.3%
Retail	2.2%
Computers	1.9%
Country
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021992 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)*	$40.13	0.79%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 40.13	[183]
Expense Ratio, Percent	0.79%	[183],[184]
Net Assets	$ 655,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$655M
Total number of portfolio holdings	116
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	11.7%
Diversified Financial Services	7.3%
Semiconductors	7.2%
Retail	6.7%
Commercial Services	6.2%
Biotechnology	5.5%
Healthcare-Products	5.3%
Computers	5.1%
Electronics	3.5%
Building Materials	3.4%
Pharmaceuticals	3.0%
Lodging	2.5%
Internet	2.4%
Advertising	2.3%
Machinery-Diversified	2.2%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021993 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)*	$47.75	0.94%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 47.75	[185]
Expense Ratio, Percent	0.94%	[185],[186]
Net Assets	$ 655,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$655M
Total number of portfolio holdings	116
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	11.7%
Diversified Financial Services	7.3%
Semiconductors	7.2%
Retail	6.7%
Commercial Services	6.2%
Biotechnology	5.5%
Healthcare-Products	5.3%
Computers	5.1%
Electronics	3.5%
Building Materials	3.4%
Pharmaceuticals	3.0%
Lodging	2.5%
Internet	2.4%
Advertising	2.3%
Machinery-Diversified	2.2%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021994 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)*	$52.82	1.04%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 52.82	[187]
Expense Ratio, Percent	1.04%	[187],[188]
Net Assets	$ 655,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$655M
Total number of portfolio holdings	116
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Software	11.7%
Diversified Financial Services	7.3%
Semiconductors	7.2%
Retail	6.7%
Commercial Services	6.2%
Biotechnology	5.5%
Healthcare-Products	5.3%
Computers	5.1%
Electronics	3.5%
Building Materials	3.4%
Pharmaceuticals	3.0%
Lodging	2.5%
Internet	2.4%
Advertising	2.3%
Machinery-Diversified	2.2%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109738 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 1)*	$48.13	0.91%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 48.13	[189]
Expense Ratio, Percent	0.91%	[189],[190]
Net Assets	$ 533,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$533M
Total number of portfolio holdings	95
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Commercial Services	6.9%
REITS	5.4%
Diversified Financial Services	4.5%
Retail	4.4%
Oil & Gas	4.3%
Engineering & Construction	3.7%
Apparel	3.2%
Computers	3.0%
Electronics	2.9%
Transportation	2.9%
Healthcare-Products	2.8%
Semiconductors	2.8%
Insurance	2.7%
Auto Parts & Equipment	2.7%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022007 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 2)*	$56.04	1.06%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 56.04	[191]
Expense Ratio, Percent	1.06%	[191],[192]
Net Assets	$ 533,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$533M
Total number of portfolio holdings	95
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Commercial Services	6.9%
REITS	5.4%
Diversified Financial Services	4.5%
Retail	4.4%
Oil & Gas	4.3%
Engineering & Construction	3.7%
Apparel	3.2%
Computers	3.0%
Electronics	2.9%
Transportation	2.9%
Healthcare-Products	2.8%
Semiconductors	2.8%
Insurance	2.7%
Auto Parts & Equipment	2.7%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022008 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 3)*	$61.32	1.16%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 61.32	[193]
Expense Ratio, Percent	1.16%	[193],[194]
Net Assets	$ 533,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$533M
Total number of portfolio holdings	95
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	12.4%
Commercial Services	6.9%
REITS	5.4%
Diversified Financial Services	4.5%
Retail	4.4%
Oil & Gas	4.3%
Engineering & Construction	3.7%
Apparel	3.2%
Computers	3.0%
Electronics	2.9%
Transportation	2.9%
Healthcare-Products	2.8%
Semiconductors	2.8%
Insurance	2.7%
Auto Parts & Equipment	2.7%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022015 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond OpportunitiesPortfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 1)*	$49.07	0.99%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 49.07	[195]
Expense Ratio, Percent	0.99%	[195],[196]
Net Assets	$ 308,000,000
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	302.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	391
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	302%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Country
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022016 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond OpportunitiesPortfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 2)*	$55.98	1.13%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 55.98	[197]
Expense Ratio, Percent	1.13%	[197],[198]
Net Assets	$ 308,000,000
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	302.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	391
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	302%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Country
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000022017 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond OpportunitiesPortfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 3)*	$60.93	1.23%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 60.93	[199]
Expense Ratio, Percent	1.23%	[199],[200]
Net Assets	$ 308,000,000
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	302.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	391
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	302%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Country
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171605 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price VCP Balanced Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 1)*	$42.44	0.81%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 42.44	[201]
Expense Ratio, Percent	0.81%	[201],[202]
Net Assets	$ 1,489,000,000
Holdings Count | Holding	1,644
Advisory Fees Paid, Amount	$ 5,600,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,489M
Total number of portfolio holdings	1,644
Total net advisory fee paid	$5.6M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	14.9%
Short-Term Investments	9.9%
Semiconductors	5.9%
Banks	5.1%
Internet	5.1%
Software	4.8%
Pharmaceuticals	4.3%
Insurance	3.7%
Oil & Gas	3.3%
REITS	2.8%
Diversified Financial Services	2.7%
Retail	2.5%
Computers	2.5%
Healthcare-Services	2.3%
Collateralized Mortgage Obligations	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000164960 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price VCP Balanced Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 3)*	$55.52	1.06%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 55.52	[203]
Expense Ratio, Percent	1.06%	[203],[204]
Net Assets	$ 1,489,000,000
Holdings Count | Holding	1,644
Advisory Fees Paid, Amount	$ 5,600,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,489M
Total number of portfolio holdings	1,644
Total net advisory fee paid	$5.6M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	14.9%
Short-Term Investments	9.9%
Semiconductors	5.9%
Banks	5.1%
Internet	5.1%
Software	4.8%
Pharmaceuticals	4.3%
Insurance	3.7%
Oil & Gas	3.3%
REITS	2.8%
Diversified Financial Services	2.7%
Retail	2.5%
Computers	2.5%
Healthcare-Services	2.3%
Collateralized Mortgage Obligations	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177073 [Member]
Shareholder Report [Line Items]
Fund Name	SA Mid Cap Index Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 1)*	$19.16	0.36%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 19.16	[205]
Expense Ratio, Percent	0.36%	[205],[206]
Net Assets	$ 499,000,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$499M
Total number of portfolio holdings	406
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
REITS	7.2%
Retail	6.4%
Insurance	5.7%
Banks	5.5%
Oil & Gas	4.4%
Commercial Services	3.7%
Building Materials	3.5%
Diversified Financial Services	3.4%
Biotechnology	3.1%
Machinery-Diversified	3.0%
Healthcare-Products	2.9%
Computers	2.9%
Engineering & Construction	2.7%
Software	2.6%
Electronics	2.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177074 [Member]
Shareholder Report [Line Items]
Fund Name	SA Mid Cap Index Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 3)*	$32.45	0.61%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 32.45	[207]
Expense Ratio, Percent	0.61%	[207],[208]
Net Assets	$ 499,000,000
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$499M
Total number of portfolio holdings	406
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
REITS	7.2%
Retail	6.4%
Insurance	5.7%
Banks	5.5%
Oil & Gas	4.4%
Commercial Services	3.7%
Building Materials	3.5%
Diversified Financial Services	3.4%
Biotechnology	3.1%
Machinery-Diversified	3.0%
Healthcare-Products	2.9%
Computers	2.9%
Engineering & Construction	2.7%
Software	2.6%
Electronics	2.5%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177078 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 60/40 Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 1)*	$7.28	0.14%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 7.28	[209]
Expense Ratio, Percent	0.14%	[209],[210]
Net Assets	$ 273,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177077 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 60/40 Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 3)*	$20.27	0.39%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 20.27	[211]
Expense Ratio, Percent	0.39%	[211],[212]
Net Assets	$ 273,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000191735 [Member]
Shareholder Report [Line Items]
Fund Name	SA FranklinTactical Opportunities Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 1)*	$42.13	0.81%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 42.13	[213]
Expense Ratio, Percent	0.81%	[213],[214]
Net Assets	$ 101,000,000
Holdings Count | Holding	1,046
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$101M
Total number of portfolio holdings	1,046
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	16.2%
Banks	6.5%
Pharmaceuticals	5.9%
Software	5.7%
Internet	5.5%
Unaffiliated Investment Companies	5.0%
Semiconductors	4.7%
Retail	3.8%
Insurance	3.4%
Computers	3.4%
Diversified Financial Services	3.4%
Oil & Gas	3.0%
Telecommunications	2.2%
Healthcare-Products	2.1%
Healthcare-Services	1.8%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000191736 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Tactical Opportunities Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 3)*	$55.10	1.06%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 55.10	[215]
Expense Ratio, Percent	1.06%	[215],[216]
Net Assets	$ 101,000,000
Holdings Count | Holding	1,046
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$101M
Total number of portfolio holdings	1,046
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	16.2%
Banks	6.5%
Pharmaceuticals	5.9%
Software	5.7%
Internet	5.5%
Unaffiliated Investment Companies	5.0%
Semiconductors	4.7%
Retail	3.8%
Insurance	3.4%
Computers	3.4%
Diversified Financial Services	3.4%
Oil & Gas	3.0%
Telecommunications	2.2%
Healthcare-Products	2.1%
Healthcare-Services	1.8%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177069 [Member]
Shareholder Report [Line Items]
Fund Name	SA FixedIncome Index Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 1)*	$17.05	0.34%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 17.05	[217]
Expense Ratio, Percent	0.34%	[217],[218]
Net Assets	$ 529,000,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	320
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	54.7%
Banks	5.6%
Retail	3.8%
Unaffiliated Investment Companies	3.4%
Pipelines	3.1%
Telecommunications	2.1%
Pharmaceuticals	1.8%
Healthcare-Services	1.6%
Internet	1.6%
Electric	1.5%
Diversified Financial Services	1.5%
REITS	1.5%
Media	1.3%
Oil & Gas	1.2%
Biotechnology	1.2%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177070 [Member]
Shareholder Report [Line Items]
Fund Name	SA FixedIncome Index Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 3)*	$29.57	0.59%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 29.57	[219]
Expense Ratio, Percent	0.59%	[219],[220]
Net Assets	$ 529,000,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	320
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	54.7%
Banks	5.6%
Retail	3.8%
Unaffiliated Investment Companies	3.4%
Pipelines	3.1%
Telecommunications	2.1%
Pharmaceuticals	1.8%
Healthcare-Services	1.6%
Internet	1.6%
Electric	1.5%
Diversified Financial Services	1.5%
REITS	1.5%
Media	1.3%
Oil & Gas	1.2%
Biotechnology	1.2%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177075 [Member]
Shareholder Report [Line Items]
Fund Name	SA Small Cap Index Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 1)*	$22.05	0.41%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 22.05	[221]
Expense Ratio, Percent	0.41%	[221],[222]
Net Assets	$ 334,000,000
Holdings Count | Holding	2,006
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$334M
Total number of portfolio holdings	2,006
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.9%
Biotechnology	7.8%
REITS	6.1%
Software	4.7%
Commercial Services	4.6%
Retail	3.8%
Healthcare-Products	3.6%
Diversified Financial Services	3.4%
Oil & Gas	3.1%
Pharmaceuticals	2.8%
Electronics	2.3%
Insurance	2.3%
Computers	2.2%
Home Builders	2.1%
Machinery-Diversified	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177076 [Member]
Shareholder Report [Line Items]
Fund Name	SA Small Cap Index Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 3)*	$35.47	0.66%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 35.47	[223]
Expense Ratio, Percent	0.66%	[223],[224]
Net Assets	$ 334,000,000
Holdings Count | Holding	2,006
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$334M
Total number of portfolio holdings	2,006
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Banks	8.9%
Biotechnology	7.8%
REITS	6.1%
Software	4.7%
Commercial Services	4.6%
Retail	3.8%
Healthcare-Products	3.6%
Diversified Financial Services	3.4%
Oil & Gas	3.1%
Pharmaceuticals	2.8%
Electronics	2.3%
Insurance	2.3%
Computers	2.2%
Home Builders	2.1%
Machinery-Diversified	2.0%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193969 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Asset Allocation Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 1)*	$38.81	0.74%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 38.81	[225]
Expense Ratio, Percent	0.74%	[225],[226]
Net Assets	$ 754,000,000
Holdings Count | Holding	1,552
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$754M
Total number of portfolio holdings	1,552
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	9.2%
Semiconductors	7.2%
Software	7.0%
Banks	6.2%
Pharmaceuticals	5.9%
Internet	5.6%
Insurance	4.6%
Retail	4.0%
Computers	3.8%
Diversified Financial Services	3.3%
Oil & Gas	3.1%
Healthcare-Products	3.0%
Healthcare-Services	2.5%
Short-Term Investments	2.0%
Electric	1.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193970 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Asset Allocation Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Asset Allocation Growth Portfolio (Class 3)*	$51.89	0.99%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 51.89	[227]
Expense Ratio, Percent	0.99%	[227],[228]
Net Assets	$ 754,000,000
Holdings Count | Holding	1,552
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$754M
Total number of portfolio holdings	1,552
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	9.2%
Semiconductors	7.2%
Software	7.0%
Banks	6.2%
Pharmaceuticals	5.9%
Internet	5.6%
Insurance	4.6%
Retail	4.0%
Computers	3.8%
Diversified Financial Services	3.3%
Oil & Gas	3.1%
Healthcare-Products	3.0%
Healthcare-Services	2.5%
Short-Term Investments	2.0%
Electric	1.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199989 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Growth Index Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 1)*	$19.00	0.35%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 19.00	[229]
Expense Ratio, Percent	0.35%	[229],[230]
Net Assets	$ 561,000,000
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$561M
Total number of portfolio holdings	234
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	18.3%
Software	17.7%
Semiconductors	17.6%
Computers	13.2%
Pharmaceuticals	3.7%
Retail	3.1%
Diversified Financial Services	2.9%
Auto Manufacturers	2.7%
Unaffiliated Investment Companies	1.7%
Healthcare-Products	1.7%
Commercial Services	1.2%
Oil & Gas	1.1%
Healthcare-Services	1.1%
Insurance	0.9%
Aerospace/Defense	0.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199990 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Growth Index Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 3)*	$32.55	0.60%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 32.55	[231]
Expense Ratio, Percent	0.60%	[231],[232]
Net Assets	$ 561,000,000
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$561M
Total number of portfolio holdings	234
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	18.3%
Software	17.7%
Semiconductors	17.6%
Computers	13.2%
Pharmaceuticals	3.7%
Retail	3.1%
Diversified Financial Services	2.9%
Auto Manufacturers	2.7%
Unaffiliated Investment Companies	1.7%
Healthcare-Products	1.7%
Commercial Services	1.2%
Oil & Gas	1.1%
Healthcare-Services	1.1%
Insurance	0.9%
Aerospace/Defense	0.9%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193967 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Multi-Asset Insights Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)*	$43.60	0.83%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 43.60	[233]
Expense Ratio, Percent	0.83%	[233],[234]
Net Assets	$ 49,000,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$49M
Total number of portfolio holdings	305
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	62%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Short-Term Investments	25.2%
Software	6.3%
Internet	5.7%
Computers	4.6%
Insurance	4.5%
Semiconductors	4.5%
Pharmaceuticals	4.3%
Unaffiliated Investment Companies	3.6%
Healthcare-Services	3.4%
Retail	3.3%
Banks	3.2%
Diversified Financial Services	2.5%
Aerospace/Defense	1.9%
Electrical Components & Equipment	1.9%
Transportation	1.7%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193968 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Multi-Asset Insights Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)*	$56.73	1.08%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 56.73	[235]
Expense Ratio, Percent	1.08%	[235],[236]
Net Assets	$ 49,000,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$49M
Total number of portfolio holdings	305
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	62%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Short-Term Investments	25.2%
Software	6.3%
Internet	5.7%
Computers	4.6%
Insurance	4.5%
Semiconductors	4.5%
Pharmaceuticals	4.3%
Unaffiliated Investment Companies	3.6%
Healthcare-Services	3.4%
Retail	3.3%
Banks	3.2%
Diversified Financial Services	2.5%
Aerospace/Defense	1.9%
Electrical Components & Equipment	1.9%
Transportation	1.7%
Portfolio Composition

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193973 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed IncomeIntermediateIndex Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 1)*	$17.09	0.34%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 17.09	[237]
Expense Ratio, Percent	0.34%	[237],[238]
Net Assets	$ 492,000,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$492M
Total number of portfolio holdings	272
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	57.4%
Banks	8.0%
Unaffiliated Investment Companies	3.4%
Electric	3.0%
Retail	2.5%
Oil & Gas	2.2%
Software	1.9%
Telecommunications	1.7%
Pharmaceuticals	1.4%
Commercial Services	1.1%
Cosmetics/Personal Care	1.1%
Diversified Financial Services	1.0%
Food	1.0%
Aerospace/Defense	1.0%
Chemicals	0.9%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193974 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed IncomeIntermediateIndex Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 3)*	$29.62	0.59%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 29.62	[239]
Expense Ratio, Percent	0.59%	[239],[240]
Net Assets	$ 492,000,000
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$492M
Total number of portfolio holdings	272
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	57.4%
Banks	8.0%
Unaffiliated Investment Companies	3.4%
Electric	3.0%
Retail	2.5%
Oil & Gas	2.2%
Software	1.9%
Telecommunications	1.7%
Pharmaceuticals	1.4%
Commercial Services	1.1%
Cosmetics/Personal Care	1.1%
Diversified Financial Services	1.0%
Food	1.0%
Aerospace/Defense	1.0%
Chemicals	0.9%
Portfolio Composition
(% of net assets)
Credit Quality*
(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193971 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Index Allocation Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 1)*	$12.66	0.24%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 12.66	[241]
Expense Ratio, Percent	0.24%	[241],[242]
Net Assets	$ 552,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$552M
Total number of portfolio holdings	21
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000193972 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Index Allocation Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 3)*	$25.82	0.49%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 25.82	[243]
Expense Ratio, Percent	0.49%	[243],[244]
Net Assets	$ 552,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$552M
Total number of portfolio holdings	21
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177081 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 90/10 Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 1)*	$5.80	0.11%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 5.80	[245]
Expense Ratio, Percent	0.11%	[245],[246]
Net Assets	$ 1,454,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,454M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000177082 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 90/10 Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 3)*	$18.99	0.36%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 18.99	[247]
Expense Ratio, Percent	0.36%	[247],[248]
Net Assets	$ 1,454,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,454M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199993 [Member]
Shareholder Report [Line Items]
Fund Name	SA EmergingMarkets EquityIndex Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 1)*	$30.66	0.58%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 30.66	[249]
Expense Ratio, Percent	0.58%	[249],[250]
Net Assets	$ 96,000,000
Holdings Count | Holding	851
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$96M
Total number of portfolio holdings	851
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	16.2%
Banks	15.6%
Internet	10.4%
Oil & Gas	4.6%
Unaffiliated Investment Companies	3.9%
Computers	3.7%
Diversified Financial Services	3.5%
Auto Manufacturers	3.0%
Telecommunications	2.7%
Electric	2.4%
Electronics	2.2%
Chemicals	2.2%
Insurance	2.1%
Pharmaceuticals	2.0%
Retail	1.8%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199994 [Member]
Shareholder Report [Line Items]
Fund Name	SA EmergingMarkets EquityIndex Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 3)*	$43.84	0.83%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 43.84	[251]
Expense Ratio, Percent	0.83%	[251],[252]
Net Assets	$ 96,000,000
Holdings Count | Holding	851
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$96M
Total number of portfolio holdings	851
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	16.2%
Banks	15.6%
Internet	10.4%
Oil & Gas	4.6%
Unaffiliated Investment Companies	3.9%
Computers	3.7%
Diversified Financial Services	3.5%
Auto Manufacturers	3.0%
Telecommunications	2.7%
Electric	2.4%
Electronics	2.2%
Chemicals	2.2%
Insurance	2.1%
Pharmaceuticals	2.0%
Retail	1.8%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199995 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 60/40 Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542.
Additional Information Website	corebridgefinancial.com/getprospectus.
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 1)*	$9.31	0.18%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 9.31	[253]
Expense Ratio, Percent	0.18%	[253],[254]
Net Assets	$ 101,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$101M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.0M
Portfolio turnover rate during the reporting period	8%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000199996 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 60/40 Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 3)*	$22.22	0.43%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 22.22	[255]
Expense Ratio, Percent	0.43%	[255],[256]
Net Assets	$ 101,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$101M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.0M
Portfolio turnover rate during the reporting period	8%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000211493 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® International Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)*	$45.17	0.87%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 45.17	[257]
Expense Ratio, Percent	0.87%	[257],[258]
Net Assets	$ 278,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$278M
Total number of portfolio holdings	63
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	45%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	10.4%
Commercial Services	10.1%
Banks	6.4%
Software	6.1%
Diversified Financial Services	5.8%
Building Materials	5.7%
Chemicals	4.8%
Electronics	4.7%
Aerospace/Defense	4.7%
Insurance	4.5%
Apparel	3.9%
Machinery-Diversified	3.3%
Retail	3.2%
Pharmaceuticals	3.0%
Computers	2.5%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000211494 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® International Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth (the “Portfolio”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)*	$58.13	1.12%**
*	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
**	Annualized

Expenses Paid, Amount	$ 58.13	[259]
Expense Ratio, Percent	1.12%	[259],[260]
Net Assets	$ 278,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$278M
Total number of portfolio holdings	63
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	45%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Semiconductors	10.4%
Commercial Services	10.1%
Banks	6.4%
Software	6.1%
Diversified Financial Services	5.8%
Building Materials	5.7%
Chemicals	4.8%
Electronics	4.7%
Aerospace/Defense	4.7%
Insurance	4.5%
Apparel	3.9%
Machinery-Diversified	3.3%
Retail	3.2%
Pharmaceuticals	3.0%
Computers	2.5%
Portfolio Composition
Country

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[2]	Annualized
[3]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[4]	Annualized
[5]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[6]	Annualized
[7]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[8]	Annualized
[9]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[10]	Annualized
[11]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[12]	Annualized
[13]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[14]	Annualized
[15]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[16]	Annualized
[17]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[18]	Annualized
[19]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[20]	Annualized
[21]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[22]	Annualized
[23]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[24]	Annualized
[25]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[26]	Annualized
[27]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[28]	Annualized
[29]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[30]	Annualized
[31]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[32]	Annualized
[33]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[34]	Annualized
[35]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[36]	Annualized
[37]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[38]	Annualized
[39]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[40]	Annualized
[41]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[42]	Annualized
[43]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[44]	Annualized
[45]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[46]	Annualized
[47]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[48]	Annualized
[49]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[50]	Annualized
[51]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[52]	Annualized
[53]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[54]	Annualized
[55]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[56]	Annualized
[57]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[58]	Annualized
[59]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[60]	Annualized
[61]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[62]	Annualized
[63]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[64]	Annualized
[65]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[66]	Annualized
[67]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[68]	Annualized
[69]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[70]	Annualized
[71]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[72]	Annualized
[73]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[74]	Annualized
[75]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[76]	Annualized
[77]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[78]	Annualized
[79]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[80]	Annualized
[81]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[82]	Annualized
[83]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[84]	Annualized
[85]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[86]	Annualized
[87]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[88]	Annualized
[89]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[90]	Annualized
[91]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[92]	Annualized
[93]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[94]	Annualized
[95]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[96]	Annualized
[97]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[98]	Annualized
[99]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[100]	Annualized
[101]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[102]	Annualized
[103]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[104]	Annualized
[105]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[106]	Annualized
[107]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[108]	Annualized
[109]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[110]	Annualized
[111]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[112]	Annualized
[113]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[114]	Annualized
[115]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[116]	Annualized
[117]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[118]	Annualized
[119]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[120]	Annualized
[121]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[122]	Annualized
[123]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[124]	Annualized
[125]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[126]	Annualized
[127]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[128]	Annualized
[129]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[130]	Annualized
[131]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[132]	Annualized
[133]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[134]	Annualized
[135]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[136]	Annualized
[137]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[138]	Annualized
[139]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[140]	Annualized
[141]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[142]	Annualized
[143]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[144]	Annualized
[145]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[146]	Annualized
[147]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[148]	Annualized
[149]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[150]	Annualized
[151]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[152]	Annualized
[153]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[154]	Annualized
[155]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[156]	Annualized
[157]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[158]	Annualized
[159]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[160]	Annualized
[161]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[162]	Annualized
[163]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[164]	Annualized
[165]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[166]	Annualized
[167]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[168]	Annualized
[169]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[170]	Annualized
[171]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[172]	Annualized
[173]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[174]	Annualized
[175]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[176]	Annualized
[177]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[178]	Annualized
[179]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[180]	Annualized
[181]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[182]	Annualized
[183]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[184]	Annualized
[185]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[186]	Annualized
[187]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[188]	Annualized
[189]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[190]	Annualized
[191]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[192]	Annualized
[193]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[194]	Annualized
[195]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[196]	Annualized
[197]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[198]	Annualized
[199]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[200]	Annualized
[201]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[202]	Annualized
[203]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[204]	Annualized
[205]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[206]	Annualized
[207]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[208]	Annualized
[209]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[210]	Annualized
[211]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[212]	Annualized
[213]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[214]	Annualized
[215]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[216]	Annualized
[217]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[218]	Annualized
[219]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[220]	Annualized
[221]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[222]	Annualized
[223]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[224]	Annualized
[225]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[226]	Annualized
[227]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[228]	Annualized
[229]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[230]	Annualized
[231]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[232]	Annualized
[233]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[234]	Annualized
[235]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[236]	Annualized
[237]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[238]	Annualized
[239]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[240]	Annualized
[241]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[242]	Annualized
[243]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[244]	Annualized
[245]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[246]	Annualized
[247]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[248]	Annualized
[249]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[250]	Annualized
[251]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[252]	Annualized
[253]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[254]	Annualized
[255]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[256]	Annualized
[257]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[258]	Annualized
[259]	Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts.
[260]	Annualized